Regulatory Capital Matters	12 Months Ended
Dec. 31, 2017
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters

NOTE 19 – REGULATORY CAPITAL MATTERS

CFBank is subject to regulatory capital requirements administered by federal banking agencies.  Prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications for banking organizations:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If a banking organization is classified as adequately capitalized, regulatory approval is required to accept brokered deposits.  If a banking organization is classified as undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

In July 2013, the Holding Company’s primary federal regulator, the FRB, published final rules (the “Basel III Capital Rules”) establishing a new comprehensive capital framework for U.S. banking organizations.  The rules implement the Basel Committee's December 2010 framework known as “Basel III” for strengthening international capital standards as well as certain provisions of the Dodd-Frank Act.  The Basel III Capital Rules provide higher capital requirements and more restrictive leverage and liquidity ratios than those previously in place.  In addition, in order to avoid limitations on capital distributions, such as dividend payments and certain bonus payments to executive officers, the Basel III Capital Rules require insured financial institutions to hold a capital conservation buffer of common equity tier 1 capital above the minimum risk-based capital requirements.  The capital conservation buffer will be phased in over time, becoming fully effective on January 1, 2019, and will consist of an additional amount of common equity equal to 2.5% of risk-weighted assets.  The Basel III Capital Rules revise the regulatory agencies' prompt corrective action framework by incorporating the new regulatory capital minimums and updating the definition of common equity.  The Basel III Capital Rules became effective for the Company on January 1, 2015, and will be fully phased in by January 1, 2019.  Quantitative measures established by the Basel III Capital Rules to ensure capital adequacy require the maintenance of minimum amounts and ratios of Common Equity Tier 1 capital, Tier 1 capital and Total capital, as defined in the regulations, to risk-weighted assets, and of Tier 1 capital to adjusted quarterly average assets (“Leverage Ratio”).  CFBank’s implementation of the new rules on January 1, 2015 did not have a material impact on our capital needs or classification.

When fully phased in on January 1, 2019, the Basel III Capital Rules will require CFBank to maintain: 1) a minimum ratio of Common Equity Tier 1 capital to risk-weighted assets of 4.5%, plus a 2.5% “capital conservation buffer” (resulting in a minimum ratio of Common Equity Tier 1 capital to risk-weighted assets of 7.0% upon full implementation); 2) a minimum ratio of Tier 1 capital to risk-weighted assets of 6.0%, plus the capital conservation buffer (resulting in a minimum Tier 1 capital ratio of 8.5% upon full implementation); 3) a minimum ratio of Total capital to risk-weighted assets of 8.0%, plus the capital conservation buffer (resulting in a minimum Total capital ratio of 10.5% upon full implementation); and 4) a minimum Leverage Ratio of 4.0%

The implementation of the capital conservation buffer began on January 1, 2016 at the 0.625% level and will be phased in over a four-year period increasing by increments of that amount on each subsequent January 1 until it reaches 2.5% on January 1, 2019.  The capital conservation buffer is currently 1.875%.  The capital conservation buffer is designed to absorb losses during periods of economic stress.  Failure to maintain the minimum Common Equity Tier 1 capital ratio plus the capital conservation buffer will result in potential restrictions on a banking institution’s ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.

The following tables present actual and required capital ratios as of December 31, 2017 and December 31, 2016 for CFBank under the Basel III Capital Rules.  The minimum required capital amounts presented include the minimum required capital levels as of December 31, 2017, based on the phase-in provisions of the Basel III Capital Rules and the minimum required capital levels as of January 1, 2019 when the Basel III Capital Rules have been fully phased-in.  Capital levels required to be considered well capitalized are based upon prompt corrective action regulations, as amended to reflect the changes under the Basel III Capital Rules.

	Actual		Minimum Capital Required-Basel III Phase-In Schedule		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2017
Total Capital to risk weighted assets	$48,271	11.91%	$37,492	9.25%	$42,559	10.50%	$40,532	10.00%

Tier 1 (Core) Capital to risk weighted assets	43,179	10.65%	29,386	7.25%	34,452	8.50%	32,426	8.00%

Common equity tier 1 capital to risk-weighted assets	43,179	10.65%	23,306	5.75%	28,372	7.00%	26,346	6.50%

Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	43,179	9.37%	18,432	4.00%	18,432	4.00%	23,040	5.00%

	Actual		Minimum Capital Required-Basel III Phase-In Schedule		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
Total Capital to risk weighted assets	$45,118	12.46%	$31,256	8.63%	$38,029	10.50%	$36,218	10.00%

Tier 1 (Core) Capital to risk weighted assets	40,556	11.20%	24,013	6.63%	30,785	8.50%	28,974	8.00%

Common equity tier 1 capital to risk-weighted assets	40,556	11.20%	18,580	5.13%	25,353	7.00%	23,542	6.50%

Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	40,556	9.66%	16,792	4.00%	16,792	4.00%	20,991	5.00%

Effective December 1, 2016, CFBank converted from a federal savings association to a national bank and, as a result, is no longer subject to the Qualified Thrift Lender (QTL) requirements.  Previously, the Qualified Thrift Lender test required CFBank to maintain at least 65% of assets in housing-related finance and other specified areas.

CFBank converted from a mutual to a stock institution in 1998, and a “liquidation account” was established with an initial balance of $14,300, which was the net worth reported in the conversion prospectus. The liquidation account represents a calculated amount for the purposes described below, and it does not represent actual funds included in the consolidated financial statements of the Company.  Eligible depositors who have maintained their accounts, less annual reductions to the extent they have reduced their deposits, would be entitled to a priority distribution from this account if CFBank liquidated and its assets exceeded its liabilities. Dividends may not reduce CFBank’s stockholder’s equity below the required liquidation account balance.

Dividend Restrictions:

The Holding Company’s principal source of funds for dividend payments is dividends received from CFBank.  Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above.  Any future dividend payments by CFBank to the Holding Company would be based on future earnings and, if necessary, regulatory approval.

The Holding Company’s ability to pay dividends on its stock is also conditioned upon the payment, on a current basis, of quarterly interest payments on the subordinated debentures underlying the Company’s trust preferred securities.  Additionally, so long as the Company’s Series B Preferred Stock remains outstanding, the Holding Company is prohibited from paying dividends (other than dividends payable solely in shares) on the Company’s common stock for the then-current dividend period, unless full dividends on the Series B Preferred Stock have been paid or set aside for payment.

Effective October 6, 2017, the Company caused the conversion of all of its outstanding shares of Series B Preferred Stock into shares of Common Stock of the Company.  The conversion of the Series B Preferred Stock results in the elimination of the non-cumulative preferred dividend payments on the Series B Preferred Stock beginning with the 4th quarter of 2017.

Additionally CFBank does not intend to make distributions to the Holding Company that would result in a recapture of any portion of its thrift bad debt reserve as discussed in Note 14-Income taxes.